Note Supplemental disclosure on the consolidated statments of cash flows (Cash disbursement for consideration of the assets and liabilities sold) (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Schedule of Cash Flow, Supplemental [Line Items]
Loans held-for-sale, at lower of cost or fair value	$ 137,000	$ 106,104
Deposits	27,209,723	24,807,535
Liabilities Of Disposal Group Including Discontinued Operation	$ 1,815	5,064
Discontinued Operations | Sale Of Illinois And Central Florida Regional Operations [Member]
Schedule of Cash Flow, Supplemental [Line Items]
Loans held-for-sale, at lower of cost or fair value		1,739,101
Premises and equipment, net		16,223
Other assets		16,853
Deposits		(2,009,816)
Other liabilities		(6,611)
Liabilities Of Disposal Group Including Discontinued Operation		$ (244,250)